STOCKHOLDERS' EQUITY (Details) - shares	1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 16, 2017	Jun. 30, 2017	Dec. 31, 2016
Class of Warrant or Right [Line Items]
Options Granted	3,555,500	3,555,500
Shares Exercised		0
Shares Forfeited/Expired		(1,844)
Options Outstanding		3,555,500	1,844
Historical Stock Option Plan Activity [Member]
Class of Warrant or Right [Line Items]
Options Authorized			3,489
Options Granted			3,199
Shares Exercised			(77)
Shares Forfeited/Expired			(1,278)
Options Outstanding			1,844
Option Plan 2004 [Member] | Historical Stock Option Plan Activity [Member]
Class of Warrant or Right [Line Items]
Options Authorized			119
Options Granted			119
Shares Exercised			(56)
Shares Forfeited/Expired			(63)
Options Outstanding			0
Option Plan 2005 [Member] | Historical Stock Option Plan Activity [Member]
Class of Warrant or Right [Line Items]
Options Authorized			119
Options Granted			119
Shares Exercised			(8)
Shares Forfeited/Expired			(111)
Options Outstanding			0
Option Plan 2006 [Member] | Historical Stock Option Plan Activity [Member]
Class of Warrant or Right [Line Items]
Options Authorized			262
Options Granted			258
Shares Exercised			(5)
Shares Forfeited/Expired			(250)
Options Outstanding			3
Option Plan 2007 [Member] | Historical Stock Option Plan Activity [Member]
Class of Warrant or Right [Line Items]
Options Authorized			24
Options Granted			22
Shares Exercised			0
Shares Forfeited/Expired			(4)
Options Outstanding			18
Option Plan 2009 [Member] | Historical Stock Option Plan Activity [Member]
Class of Warrant or Right [Line Items]
Options Authorized			238
Options Granted			299
Shares Exercised			(8)
Shares Forfeited/Expired			(122)
Options Outstanding			169
Option Plan 2013 [Member] | Historical Stock Option Plan Activity [Member]
Class of Warrant or Right [Line Items]
Options Authorized			756
Options Granted			411
Shares Exercised			0
Shares Forfeited/Expired			(175)
Options Outstanding			236
Option Plan 2015 [Member] | Historical Stock Option Plan Activity [Member]
Class of Warrant or Right [Line Items]
Options Authorized			1,971
Options Granted			1,971
Shares Exercised			0
Shares Forfeited/Expired			(553)
Options Outstanding			1,418